STRATEGIC PARTNERS MUTUAL FUNDS, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

August 8, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:          Strategic Partners Mutual Funds, Inc.

1933 Act File No.: 333-23017

1940 Act File No.: 811-08085

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on August 5, 2005.

If you have any questions concerning this filing, please contact Katherine P. Feld at (973) 367-1495.

Very truly yours,

/s/ Katherine P. Feld
Katherine P. Feld